Income Taxes (Schedule of Unrecognized Tax Benefits Roll Forward) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Sep. 28, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Balance at January 1	$ 12,119	$ 14,409	$ 31,571	$ 30,023
Additions based on tax positions related to the current year	419	2,337	1,779	4,487
Additions for tax positions of prior years	0	634	3,217	655
Reductions for tax positions of prior years	0	(5,261)	(5,013)	0
Reductions due to lapse of applicable statute of limitations	0	0	(16,720)	(3,394)
Settlements paid	0	0	(425)	(200)
Balance at December 31	$ 12,538	$ 12,119	$ 14,409	$ 31,571